Interest Rate Swap (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Nov. 13, 2012
Notional Amount:		$ 11,000,000
Issue Date:	Nov. 13, 2012
Maturity Date:	Nov. 02, 2015
Fixed Rate:		0.64%
Floating Rate:	Determined monthly per index, originated at 0.209%
Floating Index:	USD LIBOR 1 Month BBA Bloomberg